Schedule of Investments (unaudited)	iShares® MSCI Kokusai ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
Ampol Ltd.	923	$18,716
APA Group	4,458	23,369
Aristocrat Leisure Ltd.	2,037	50,070
ASX Ltd.	615	21,972
Aurizon Holdings Ltd.	8,139	17,728
Australia & New Zealand Banking Group Ltd.	10,323	162,783
BHP Group Ltd.	17,409	492,805
BlueScope Steel Ltd.	1,806	21,649
Brambles Ltd.	4,382	36,571
Cochlear Ltd.	242	37,092
Coles Group Ltd.	4,880	47,364
Commonwealth Bank of Australia	5,688	349,902
Computershare Ltd.	1,844	29,102
CSL Ltd.	1,655	244,596
Dexus	3,613	14,922
Endeavour Group Ltd.	4,266	13,401
Fortescue Metals Group Ltd.	5,956	84,729
Goodman Group	5,610	74,231
GPT Group (The)	6,533	15,077
IDP Education Ltd.	692	9,561
IGO Ltd.	2,306	13,964
Insurance Australia Group Ltd.	7,417	26,757
James Hardie Industries PLC(a)	1,500	37,424
Lendlease Corp. Ltd.	1,998	7,913
Lottery Corp. Ltd. (The)	7,132	20,587
Macquarie Group Ltd.	1,300	133,627
Medibank Pvt Ltd.	9,490	20,710
Mineral Resources Ltd.	571	21,045
Mirvac Group	14,867	17,249
National Australia Bank Ltd.	10,729	192,202
Northern Star Resources Ltd.	3,728	27,299
Orica Ltd.	1,345	12,568
Origin Energy Ltd.	6,071	35,217
Pilbara Minerals Ltd.(b)	8,584	20,164
Qantas Airways Ltd.(a)	2,536	7,945
QBE Insurance Group Ltd.	5,279	52,347
Ramsay Health Care Ltd.	615	19,043
REA Group Ltd.	154	14,138
Reece Ltd.	999	11,139
Rio Tinto Ltd.	1,230	91,879
Santos Ltd.	10,836	52,874
Scentre Group	19,233	29,796
SEEK Ltd.	1,076	14,195
Sonic Healthcare Ltd.	1,461	26,752
South32 Ltd.	16,636	35,591
Stockland.	8,644	19,509
Suncorp Group Ltd.	4,228	35,987
Telstra Corp. Ltd.	14,637	35,493
Transurban Group	10,711	80,638
Treasury Wine Estates Ltd.	2,383	18,359
Vicinity Ltd.	11,335	12,277
Washington H Soul Pattinson & Co. Ltd.	730	15,552
Wesfarmers Ltd.	3,843	123,644
Westpac Banking Corp.	11,926	156,609
WiseTech Global Ltd.	500	18,616
Woodside Energy Group Ltd.	6,384	139,042
Woolworths Group Ltd.	4,184	93,658
Xero Ltd.(a)	511	34,936
		3,492,385
Security	Shares	Value

Austria — 0.1%
Erste Group Bank AG	1,230	$44,045
OMV AG	538	23,596
Verbund AG	231	20,071
voestalpine AG	423	10,563
		98,275
Belgium — 0.3%
Ageas SA/NV	462	17,747
Anheuser-Busch InBev SA/NV	2,923	166,313
Argenx SE(a)	185	87,021
D’ieteren Group	84	12,477
Elia Group SA/NV	121	11,490
Groupe Bruxelles Lambert NV	385	28,159
KBC Group NV	846	46,559
Lotus Bakeries	2	14,813
Sofina SA(b)	39	7,409
Solvay SA	269	28,438
UCB SA	424	31,011
Umicore SA	692	16,465
Warehouses De Pauw CVA	503	12,445
		480,347
Canada — 3.4%
Agnico Eagle Mines Ltd.	1,668	78,231
Air Canada(a)	461	5,562
Algonquin Power & Utilities Corp.	2,498	12,573
Alimentation Couche-Tard Inc.	2,634	143,386
AltaGas Ltd.	1,180	21,919
ARC Resources Ltd.	2,323	37,372
Bank of Montreal.	2,416	182,565
Bank of Nova Scotia (The)	4,025	162,974
Barrick Gold Corp.	5,838	93,248
BCE Inc.	231	8,575
Brookfield Asset Management Ltd.	1,191	34,139
Brookfield Corp., Class A	4,765	138,818
Brookfield Renewable Corp., Class A	423	9,624
BRP Inc.	129	8,719
CAE Inc.(a)	976	20,382
Cameco Corp.	1,385	56,658
Canadian Apartment Properties REIT	269	7,918
Canadian Imperial Bank of Commerce	3,076	108,489
Canadian National Railway Co.	1,967	208,125
Canadian Natural Resources Ltd.	3,748	238,002
Canadian Pacific Kansas City Ltd.	3,193	226,705
Canadian Tire Corp. Ltd., Class A, NVS	219	21,124
Canadian Utilities Ltd., Class A, NVS.	461	9,754
CCL Industries Inc., Class B, NVS	500	19,549
Cenovus Energy Inc.	4,893	93,220
CGI Inc.(a)	700	67,580
Constellation Software Inc./Canada	69	138,324
Descartes Systems Group Inc. (The)(a)	287	20,744
Dollarama Inc.	985	67,265
Element Fleet Management Corp.	1,328	17,965
Emera Inc.	846	27,709
Empire Co. Ltd., Class A, NVS	500	13,701
Enbridge Inc.	7,214	231,181
Fairfax Financial Holdings Ltd.	77	64,078
First Quantum Minerals Ltd.	2,057	23,837
FirstService Corp.	153	21,650
Fortis Inc.	1,575	62,534
Franco-Nevada Corp.	653	79,438
George Weston Ltd.	209	22,670
GFL Environmental Inc.	800	23,047

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Gildan Activewear Inc.	692	$19,656
Great-West Lifeco Inc.	1,000	27,705
Hydro One Ltd.(c)	1,115	28,913
iA Financial Corp. Inc.	385	22,402
IGM Financial Inc.	280	6,304
Imperial Oil Ltd.	762	43,426
Intact Financial Corp.	615	86,408
Ivanhoe Mines Ltd., Class A(a)(b)	2,037	15,012
Keyera Corp.	692	16,093
Kinross Gold Corp.	3,959	20,669
Loblaw Companies Ltd.	577	47,192
Lundin Mining Corp.	2,229	13,920
Magna International Inc.	962	46,229
Manulife Financial Corp.	6,340	110,364
Metro Inc.	754	38,299
National Bank of Canada	1,153	71,687
Northland Power Inc.	653	9,178
Nutrien Ltd.	1,639	88,028
Nuvei Corp.(c)	155	2,158
Onex Corp.	270	15,132
Open Text Corp.	884	29,515
Pan American Silver Corp.	1,235	18,043
Parkland Corp.	500	15,133
Pembina Pipeline Corp.	1,966	60,508
Power Corp. of Canada	1,998	48,136
Quebecor Inc., Class B.	461	9,511
RB Global Inc.	615	40,246
Restaurant Brands International Inc.	961	64,552
RioCan REIT	500	6,075
Rogers Communications Inc., Class B, NVS	1,290	47,795
Royal Bank of Canada	4,752	379,543
Saputo Inc.	1,000	20,191
Shopify Inc., Class A(a)	4,059	191,688
Stantec Inc.	378	23,128
Sun Life Financial Inc.	1,921	87,742
Suncor Energy Inc.	4,442	143,855
TC Energy Corp.	3,504	120,679
Teck Resources Ltd., Class B	1,607	56,782
TELUS Corp.	1,499	24,170
TFI International Inc.	270	29,869
Thomson Reuters Corp.	539	64,563
TMX Group Ltd.	948	19,743
Toromont Industries Ltd.	270	20,327
Toronto-Dominion Bank (The)	6,227	347,823
Tourmaline Oil Corp.	1,038	54,888
Waste Connections Inc.	884	114,478
West Fraser Timber Co. Ltd.	204	13,768
Wheaton Precious Metals Corp.	1,597	67,450
WSP Global Inc.	450	58,894
		5,737,224
Denmark — 1.0%
AP Moller - Maersk A/S, Class A	11	17,960
AP Moller - Maersk A/S, Class B, NVS	18	29,992
Carlsberg A/S, Class B	351	41,830
Chr Hansen Holding A/S	346	23,611
Coloplast A/S, Class B	443	46,198
Danske Bank A/S	2,383	55,902
Demant A/S(a)	385	14,691
DSV A/S	639	95,493
Genmab A/S(a)	231	65,300
Novo Nordisk A/S	11,143	1,075,034
Novozymes A/S, Class B	653	29,348
Security	Shares	Value

Denmark (continued)
Orsted A/S(c)	620	$29,958
Pandora A/S	278	31,531
Rockwool A/S, Class B	38	8,456
Tryg A/S	1,346	26,284
Vestas Wind Systems A/S(a)	3,306	71,657
		1,663,245
Finland — 0.2%
Elisa OYJ	538	22,816
Fortum OYJ	1,575	18,701
Kesko OYJ, Class B	923	15,609
Kone OYJ, Class B	1,114	48,240
Metso OYJ	2,245	19,779
Neste OYJ	1,422	47,790
Nokia OYJ	17,671	58,857
Orion OYJ, Class B	346	13,766
Sampo OYJ, Class A	1,571	61,786
Stora Enso OYJ, Class R	1,806	21,705
UPM-Kymmene OYJ	1,869	62,940
Wartsila OYJ Abp	1,460	17,423
		409,412
France — 3.4%
Accor SA	654	20,864
Aeroports de Paris	115	12,914
Air Liquide SA	1,800	308,434
Airbus SE	2,051	274,990
Alstom SA	854	11,565
Amundi SA(c)	230	12,015
ArcelorMittal SA	1,766	39,077
Arkema SA	230	21,552
AXA SA	6,386	189,220
BioMerieux	154	14,786
BNP Paribas SA	3,553	204,312
Bollore SE	2,844	15,526
Bouygues SA	731	25,716
Bureau Veritas SA	884	20,136
Capgemini SE	575	101,619
Carrefour SA	1,960	34,362
Cie. de Saint-Gobain	1,618	88,074
Cie. Generale des Etablissements Michelin SCA	2,308	68,567
Covivio	192	8,228
Credit Agricole SA	3,887	46,935
Danone SA	2,232	132,783
Dassault Aviation SA	77	15,307
Dassault Systemes SE	2,305	94,951
Edenred	807	42,958
Eiffage SA	269	24,412
Engie SA	6,476	103,000
EssilorLuxottica SA	996	180,359
Eurazeo SE	154	8,682
Eurofins Scientific SE	424	21,512
Euronext NV(c)	307	21,410
Gecina SA	176	17,282
Getlink SE	1,177	19,007
Hermes International	111	207,107
Ipsen SA	115	13,592
Kering SA	251	102,082
Klepierre SA	730	17,727
La Francaise des Jeux SAEM(c)	307	9,903
Legrand SA	943	81,576
L’Oreal SA	821	345,091
LVMH Moet Hennessy Louis Vuitton SE	942	674,406

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Orange SA	6,272	$73,772
Pernod Ricard SA	686	121,817
Publicis Groupe SA	731	55,661
Remy Cointreau SA	77	8,749
Renault SA	653	22,910
Safran SA	1,149	179,496
Sanofi	3,863	350,785
Sartorius Stedim Biotech	103	19,284
Schneider Electric SE	1,848	284,328
SEB SA	77	7,614
Societe Generale SA	2,394	53,797
Sodexo SA	308	32,595
Teleperformance	193	22,203
Thales SA	347	51,209
TotalEnergies SE	7,614	509,053
Unibail-Rodamco-Westfield, New(a)	399	19,770
Valeo	846	11,178
Veolia Environnement SA	2,305	63,158
Vinci SA	1,785	197,375
Vivendi SE	2,421	21,710
Wendel SE	115	8,614
Worldline SA/France(a)(c)	731	9,295
		5,776,412
Germany — 2.2%
adidas AG	549	97,616
Allianz SE, Registered	1,383	323,957
BASF SE	3,153	145,691
Bayer AG, Registered	3,376	145,872
Bayerische Motoren Werke AG	1,020	94,864
Bechtle AG	270	12,067
Beiersdorf AG	346	45,506
Brenntag SE	538	40,007
Carl Zeiss Meditec AG, Bearer	115	9,986
Commerzbank AG	3,766	40,618
Continental AG	347	22,655
Covestro AG(a)(c)	615	31,157
Daimler Truck Holding AG	1,617	50,807
Delivery Hero SE(a)(c)	538	13,749
Deutsche Bank AG, Registered	6,918	76,130
Deutsche Boerse AG	653	107,482
Deutsche Lufthansa AG, Registered(a)	1,653	11,591
Deutsche Post AG, Registered	3,383	132,084
Deutsche Telekom AG, Registered	10,946	237,568
E.ON SE	7,647	90,985
Evonik Industries AG	769	14,153
Fresenius Medical Care AG & Co. KGaA	654	21,730
Fresenius SE & Co. KGaA	1,422	36,578
GEA Group AG	422	14,433
Hannover Rueck SE	196	43,279
HeidelbergCement AG	500	36,297
HelloFresh SE(a)	615	13,452
Henkel AG & Co. KGaA	384	24,269
Infineon Technologies AG	4,459	130,248
Knorr-Bremse AG	269	15,025
LEG Immobilien SE(a)	231	14,440
Mercedes-Benz Group AG	2,719	159,970
Merck KGaA	460	69,478
MTU Aero Engines AG	192	36,088
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	462	185,404
Nemetschek SE	192	14,347
Puma SE	346	19,607
Security	Shares	Value

Germany (continued)
Rational AG	17	$9,695
Rheinmetall AG	147	42,203
RWE AG	2,266	86,709
SAP SE	3,549	476,036
Scout24 SE(c)	211	12,981
Siemens AG, Registered	2,604	345,548
Siemens Healthineers AG(b)(c)	923	45,409
Symrise AG, Class A	479	48,949
Talanx AG(a)	215	13,549
Telefonica Deutschland Holding AG	2,728	4,638
Volkswagen AG	117	13,525
Vonovia SE	2,547	58,637
Wacker Chemie AG	63	7,732
Zalando SE(a)(c)	769	17,987
		3,762,788
Hong Kong — 0.7%
AIA Group Ltd.	39,600	343,879
BOC Hong Kong Holdings Ltd.	12,000	31,734
Budweiser Brewing Co. APAC Ltd.(c)	7,600	14,443
CK Asset Holdings Ltd.	6,836	34,168
CK Hutchison Holdings Ltd.	8,836	44,730
CK Infrastructure Holdings Ltd.	2,000	9,270
CLP Holdings Ltd.	6,000	43,913
ESR Group Ltd.(c)	7,800	10,022
Futu Holdings Ltd., ADR(a)	171	9,482
Galaxy Entertainment Group Ltd.	7,000	39,350
Hang Lung Properties Ltd.	7,000	9,201
Hang Seng Bank Ltd.	2,600	29,726
Henderson Land Development Co. Ltd.	4,523	11,834
HKT Trust & HKT Ltd., Class SS	12,740	13,196
Hong Kong & China Gas Co. Ltd.	38,618	26,882
Hong Kong Exchanges & Clearing Ltd.	4,100	143,429
Hongkong Land Holdings Ltd.	3,800	12,053
Jardine Matheson Holdings Ltd.	500	20,261
Link REIT	8,840	40,568
MTR Corp. Ltd.	4,500	16,822
New World Development Co. Ltd.(b)	5,583	10,247
Power Assets Holdings Ltd.	4,500	21,514
Sands China Ltd.(a)	7,600	20,460
Sino Land Co. Ltd.(b)	12,000	11,980
SITC International Holdings Co. Ltd.	4,000	6,162
Sun Hung Kai Properties Ltd.	4,500	46,209
Swire Pacific Ltd., Class A	1,500	9,582
Swire Properties Ltd.	4,000	7,745
Techtronic Industries Co. Ltd.	5,393	49,235
WH Group Ltd.(c)	27,000	16,125
Wharf Real Estate Investment Co. Ltd.	6,000	20,988
Xinyi Glass Holdings Ltd.	9,000	10,341
		1,135,551
Ireland — 0.2%
AIB Group PLC	5,145	22,337
Bank of Ireland Group PLC	3,589	32,164
CRH PLC	2,503	134,328
Flutter Entertainment PLC, Class DI(a)	593	93,135
Kerry Group PLC, Class A	539	41,634
Kingspan Group PLC	538	36,207
Smurfit Kappa Group PLC	885	28,847
		388,652
Israel — 0.2%
Azrieli Group Ltd.	154	6,631
Bank Hapoalim BM	4,010	28,683

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Bank Leumi Le-Israel BM	4,896	$31,535
Check Point Software Technologies Ltd.(a)(b)	346	46,451
CyberArk Software Ltd.(a)(b)	169	27,655
Elbit Systems Ltd.	113	21,018
Global-e Online Ltd.(a)	308	10,814
ICL Group Ltd.	2,459	11,960
Isracard Ltd.	—	1
Israel Discount Bank Ltd., Class A	4,151	18,245
Mizrahi Tefahot Bank Ltd.	424	13,123
Monday.com Ltd.(a)	66	8,579
Nice Ltd.(a)	231	35,411
Teva Pharmaceutical Industries Ltd., ADR(a)	3,689	31,652
Wix.com Ltd.(a)	193	15,421
		307,179
Italy — 0.7%
Amplifon SpA	423	11,955
Assicurazioni Generali SpA	3,613	71,767
DiaSorin SpA	77	6,901
Enel SpA	27,774	176,298
Eni SpA	8,140	133,070
Ferrari NV	427	129,254
FinecoBank Banca Fineco SpA	2,072	24,443
Infrastrutture Wireless Italiane SpA(c)	845	9,253
Intesa Sanpaolo SpA	53,655	139,814
Mediobanca Banca di Credito Finanziario SpA	2,190	26,160
Moncler SpA	723	37,551
Nexi SpA(a)(c)	2,186	12,702
Poste Italiane SpA(c)	1,806	17,880
Prysmian SpA	936	35,050
Recordati Industria Chimica e Farmaceutica SpA	384	17,762
Snam SpA	6,301	28,893
Stellantis NV	7,526	140,603
Telecom Italia SpA/Milano(a)(b)	33,891	8,763
Tenaris SA, NVS	1,614	25,568
Terna - Rete Elettrica Nazionale	4,535	34,725
UniCredit SpA	6,173	154,755
		1,243,167
Netherlands — 1.3%
ABN AMRO Bank NV, CVA(c)	1,575	21,213
Adyen NV(a)(c)	76	51,261
Aegon NV	6,456	31,397
AerCap Holdings NV(a)	562	34,911
Akzo Nobel NV	615	41,257
ASM International NV	154	63,553
ASML Holding NV	1,370	823,535
ASR Nederland NV	544	20,301
BE Semiconductor Industries NV	263	27,168
Davide Campari-Milano NV	2,036	22,506
EXOR NV, NVS	347	29,783
Ferrovial SE	1,718	51,705
Heineken Holding NV	480	36,520
Heineken NV	979	87,957
IMCD NV	192	23,116
ING Groep NV	12,626	161,872
JDE Peet’s NV	269	7,469
Koninklijke Ahold Delhaize NV	3,278	97,067
Koninklijke KPN NV	11,526	38,741
Koninklijke Philips NV(a)	3,130	59,540
NN Group NV	884	28,352
OCI NV	356	8,295
Prosus NV(a)	5,177	144,778
Security	Shares	Value

Netherlands (continued)
QIAGEN NV(a)	769	$28,659
Randstad NV	423	21,905
Universal Music Group NV	2,765	67,712
Wolters Kluwer NV	923	118,426
		2,148,999
New Zealand — 0.0%
Auckland International Airport Ltd.	3,383	14,467
EBOS Group Ltd.	548	11,187
Fisher & Paykel Healthcare Corp. Ltd.	1,960	23,763
Mercury NZ Ltd.	2,344	8,057
Meridian Energy Ltd.	4,574	12,882
Spark New Zealand Ltd.	6,032	17,511
		87,867
Norway — 0.2%
Adevinta ASA(a)	808	7,102
Aker BP ASA	1,118	32,223
DNB Bank ASA	2,998	54,089
Equinor ASA	3,101	103,955
Gjensidige Forsikring ASA	693	10,393
Kongsberg Gruppen ASA	302	12,337
Mowi ASA	1,482	24,082
Norsk Hydro ASA	4,534	25,856
Orkla ASA	2,767	19,071
Salmar ASA	199	9,436
Telenor ASA	2,536	25,924
Yara International ASA	577	18,881
		343,349
Portugal — 0.1%
EDP - Energias de Portugal SA	10,187	42,811
Galp Energia SGPS SA	1,767	26,602
Jeronimo Martins SGPS SA	961	22,155
		91,568
Singapore — 0.4%
CapitaLand Ascendas REIT	11,477	21,807
CapitaLand Integrated Commercial Trust	21,131	27,158
Capitaland Investment Ltd/Singapore	9,700	20,828
City Developments Ltd.(b)	1,600	7,385
DBS Group Holdings Ltd.	6,400	153,749
Genting Singapore Ltd.	19,300	12,125
Grab Holdings Ltd., Class A(a)	7,543	23,157
Jardine Cycle & Carriage Ltd.	400	8,240
Keppel Corp. Ltd.	4,300	19,519
Keppel REIT.	860	499
Mapletree Logistics Trust	11,443	12,288
Mapletree Pan Asia Commercial Trust	7,700	7,484
Oversea-Chinese Banking Corp. Ltd.	11,525	106,850
Sea Ltd., ADR(a)	1,213	50,582
Seatrium Ltd.(a)(b)	157,208	12,875
Sembcorp Industries Ltd.	3,300	11,071
Singapore Airlines Ltd.(b)	6,100	27,238
Singapore Exchange Ltd.	1,200	8,309
Singapore Technologies Engineering Ltd.	4,700	12,903
Singapore Telecommunications Ltd.	26,900	46,744
United Overseas Bank Ltd.	4,300	84,816
UOL Group Ltd.	1,600	6,891
Wilmar International Ltd.	7,700	20,018
		702,536
Spain — 0.7%
Acciona SA	83	10,464
ACS Actividades de Construccion y Servicios SA	856	30,956
Aena SME SA(c)	271	39,322

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Amadeus IT Group SA	1,499	$85,552
Banco Bilbao Vizcaya Argentaria SA	20,349	160,090
Banco Santander SA	55,950	205,780
CaixaBank SA	15,136	61,536
Cellnex Telecom SA(c)	1,911	56,176
Corp. ACCIONA Energias Renovables SA	223	6,036
EDP Renovaveis SA	975	15,685
Enagas SA	594	9,937
Endesa SA	1,039	19,548
Grifols SA(a)	1,039	11,659
Iberdrola SA	20,959	233,106
Industria de Diseno Textil SA	3,792	130,892
Naturgy Energy Group SA	413	11,686
Redeia Corp. SA	961	14,987
Repsol SA	4,335	63,474
Telefonica SA	18,407	71,100
		1,237,986
Sweden — 0.9%
Alfa Laval AB	880	28,518
Assa Abloy AB, Class B	3,506	74,731
Atlas Copco AB, Class A	9,224	119,442
Atlas Copco AB, Class B	5,380	60,435
Beijer Ref AB, Class B	1,146	10,894
Boliden AB	884	22,660
Epiroc AB, Class A	2,306	37,991
Epiroc AB, Class B	1,345	18,676
EQT AB	1,375	25,121
Essity AB, Class B	2,037	46,447
Evolution AB(c)	664	59,166
Fastighets AB Balder, Class B(a)(b)	2,076	8,820
Getinge AB, Class B	769	13,844
H & M Hennes & Mauritz AB, Class B	2,421	32,525
Hexagon AB, Class B	7,200	58,677
Holmen AB, Class B	317	11,964
Husqvarna AB, Class B	1,077	6,979
Industrivarden AB, Class A	423	10,945
Industrivarden AB, Class C	500	12,895
Indutrade AB	924	16,376
Investment AB Latour, Class B	500	8,659
Investor AB, Class B	5,813	106,710
L E Lundbergforetagen AB, Class B	270	11,027
Lifco AB, Class B	770	14,089
Nibe Industrier AB, Class B	4,842	27,887
Nordea Bank Abp	10,844	114,211
Saab AB, Class B	275	14,127
Sagax AB, Class B	538	9,739
Sandvik AB	3,728	63,499
Securitas AB, Class B	1,811	14,507
Skandinaviska Enskilda Banken AB, Class A	5,340	59,592
Skanska AB, Class B	1,269	19,053
SKF AB, Class B	950	15,402
Svenska Cellulosa AB SCA, Class B	1,922	26,373
Svenska Handelsbanken AB, Class A	4,585	39,090
Swedbank AB, Class A	3,113	51,126
Swedish Orphan Biovitrum AB(a)	652	13,413
Tele2 AB, Class B	1,448	10,283
Telefonaktiebolaget LM Ericsson, Class B	9,990	44,752
Telia Co. AB	8,952	18,978
Volvo AB, Class A	692	13,874
Volvo AB, Class B	5,103	101,117
Security	Shares	Value

Sweden (continued)
Volvo Car AB, Class B(a)	2,015	$6,950
		1,481,564
Switzerland — 2.9%
ABB Ltd., Registered.	5,472	183,847
Adecco Group AG, Registered	577	21,836
Alcon Inc.	1,698	121,536
Bachem Holding AG, Class B	80	5,811
Baloise Holding AG, Registered	154	22,112
Banque Cantonale Vaudoise, Registered	103	11,643
Barry Callebaut AG, Registered.	12	18,194
BKW AG	73	12,272
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	8	88,570
Cie. Financiere Richemont SA, Class A, Registered	1,801	212,474
Clariant AG, Registered	615	8,738
Coca-Cola HBC AG, Class DI	654	16,979
DSM-Firmenich AG	577	52,308
Dufry AG, Registered(a)	337	11,813
EMS-Chemie Holding AG, Registered	24	16,417
Geberit AG, Registered	114	53,080
Givaudan SA, Registered	31	103,184
Helvetia Holding AG, Registered	127	17,073
Holcim AG	1,766	109,188
Julius Baer Group Ltd.	752	44,565
Kuehne + Nagel International AG, Registered	192	51,775
Logitech International SA, Registered	615	48,408
Lonza Group AG, Registered	254	88,952
Nestle SA, Registered.	9,117	983,166
Novartis AG, Registered.	6,970	652,528
Partners Group Holding AG	78	82,591
Roche Holding AG, Bearer	103	28,069
Roche Holding AG, NVS	2,393	616,699
Sandoz Group AG(a)	1,500	38,999
Schindler Holding AG, Participation Certificates, NVS	154	31,158
Schindler Holding AG, Registered	77	15,010
SGS SA	535	43,694
Siemens Energy AG(a)(b)	1,757	15,621
SIG Group AG	1,027	22,642
Sika AG, Registered	499	119,415
Sonova Holding AG, Registered	163	38,633
STMicroelectronics NV	2,366	90,192
Straumann Holding AG	390	46,092
Swatch Group AG (The), Bearer	93	23,806
Swatch Group AG (The), Registered	154	7,458
Swiss Life Holding AG, Registered	101	64,870
Swiss Prime Site AG, Registered	307	28,535
Swiss Re AG	1,050	114,726
Swisscom AG, Registered	82	49,134
Temenos AG, Registered	231	16,643
UBS Group AG, Registered	11,140	261,750
VAT Group AG(c)	78	27,660
Zurich Insurance Group AG	513	243,671
		4,983,537
United Kingdom — 4.3%
3i Group PLC	3,382	79,739
abrdn PLC	7,032	13,425
Admiral Group PLC	693	20,591
Anglo American PLC	4,212	107,320
Antofagasta PLC	1,192	19,491
Ashtead Group PLC	1,537	88,151
Associated British Foods PLC	1,230	30,342

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
AstraZeneca PLC	5,272	$660,073
Auto Trader Group PLC(c)	2,773	20,976
Aviva PLC	8,774	42,497
BAE Systems PLC	10,372	139,466
Barclays PLC	52,677	84,549
Barratt Developments PLC	3,306	16,673
Berkeley Group Holdings PLC	423	20,793
BP PLC	58,888	359,571
British American Tobacco PLC	7,272	217,232
BT Group PLC	23,669	32,508
Bunzl PLC	1,192	42,526
Burberry Group PLC	1,167	24,052
Centrica PLC	19,337	37,017
CNH Industrial NV	3,343	37,047
Coca-Cola Europacific Partners PLC	653	38,207
Compass Group PLC	6,037	152,201
Croda International PLC	500	26,648
DCC PLC	346	19,222
Diageo PLC	7,569	286,229
Endeavour Mining PLC	632	13,040
Entain PLC	2,249	25,531
Experian PLC	2,997	90,925
Glencore PLC	36,160	191,533
GSK PLC	14,030	250,109
Haleon PLC	18,855	75,572
Halma PLC	1,307	29,392
Hargreaves Lansdown PLC	1,191	10,257
Hikma Pharmaceuticals PLC	692	16,033
HSBC Holdings PLC	67,638	488,374
Imperial Brands PLC	2,874	61,228
Informa PLC	4,688	40,619
InterContinental Hotels Group PLC	572	40,533
Intertek Group PLC	577	26,873
J Sainsbury PLC	5,379	16,830
JD Sports Fashion PLC	9,337	14,517
Johnson Matthey PLC	692	12,580
Kingfisher PLC(b)	7,378	18,840
Land Securities Group PLC	2,613	18,113
Legal & General Group PLC	19,670	50,680
Lloyds Banking Group PLC	228,938	111,424
London Stock Exchange Group PLC	1,442	145,491
M&G PLC	9,106	21,989
Melrose Industries PLC	4,577	26,060
Mondi PLC	1,690	27,337
National Grid PLC	12,404	147,893
NatWest Group PLC, NVS.	18,336	39,896
Next PLC	424	35,549
Ocado Group PLC(a)	1,538	8,728
Pearson PLC	2,459	28,465
Persimmon PLC	1,039	12,867
Phoenix Group Holdings PLC	2,902	16,030
Prudential PLC	9,215	96,356
Reckitt Benckiser Group PLC	2,449	163,855
RELX PLC	6,448	225,214
Rentokil Initial PLC	8,442	42,991
Rio Tinto PLC	3,866	246,653
Rolls-Royce Holdings PLC(a)	28,081	73,915
Sage Group PLC (The)	3,690	43,593
Schroders PLC	2,488	11,204
Segro PLC	3,959	34,412
Severn Trent PLC	807	26,052
Shell PLC	22,909	738,284
Security	Shares	Value

United Kingdom (continued)
Smith & Nephew PLC	2,997	$33,540
Smiths Group PLC	1,346	26,403
Spirax-Sarco Engineering PLC	269	26,850
SSE PLC	3,675	73,035
St. James’s Place PLC	1,806	14,079
Standard Chartered PLC	8,414	64,513
Taylor Wimpey PLC	13,794	18,631
Tesco PLC	25,469	83,578
Unilever PLC	8,521	403,560
United Utilities Group PLC	2,267	29,320
Vodafone Group PLC	78,017	71,818
Whitbread PLC	692	28,059
Wise PLC, Class A(a)	2,092	17,003
WPP PLC	3,630	31,259
		7,354,031
United States — 74.4%
3M Co.	1,909	173,624
A O Smith Corp.	385	26,858
Abbott Laboratories	5,963	563,802
AbbVie Inc.	6,036	852,162
Accenture PLC, Class A	2,165	643,200
Adobe Inc.(a)	1,559	829,482
Advanced Micro Devices Inc.(a)(b)	5,475	539,287
AECOM	447	34,218
AES Corp. (The)	2,113	31,484
Aflac Inc.	1,943	151,768
Agilent Technologies Inc.	999	103,267
Air Products and Chemicals Inc.	755	213,242
Airbnb Inc., Class A(a)(b)	1,406	166,316
Akamai Technologies Inc.(a)	538	55,592
Albemarle Corp.	385	48,810
Albertsons Companies Inc., Class A	976	21,179
Alexandria Real Estate Equities Inc.	559	52,060
Align Technology Inc.(a)	237	43,748
Allegion PLC	270	26,557
Alliant Energy Corp.	929	45,326
Allstate Corp. (The)	868	111,217
Ally Financial Inc.	868	20,997
Alnylam Pharmaceuticals Inc.(a)(b)	416	63,149
Alphabet Inc., Class A(a)	20,287	2,517,211
Alphabet Inc., Class C, NVS(a)	18,063	2,263,294
Altria Group Inc.	6,030	242,225
Amazon.com Inc.(a)	31,531	4,196,461
Amcor PLC	5,148	45,766
AMERCO(b)	342	16,146
Ameren Corp.	936	70,865
American Electric Power Co. Inc.	1,774	134,008
American Express Co.	2,148	313,672
American Financial Group Inc./OH	243	26,574
American Homes 4 Rent, Class A	1,058	34,639
American International Group Inc.	2,435	149,290
American Tower Corp.	1,576	280,827
American Water Works Co. Inc.	663	78,002
Ameriprise Financial Inc.	354	111,358
AmerisourceBergen Corp.	585	108,313
AMETEK Inc.	790	111,208
Amgen Inc.	1,821	465,630
Amphenol Corp., Class A	2,037	164,080
Analog Devices Inc.	1,734	272,810
Annaly Capital Management Inc.	1,627	25,397
Ansys Inc.(a)	307	85,426
Aon PLC, Class A	704	217,818

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
APA Corp.	1,130	$44,884
Apollo Global Management Inc.	1,395	108,029
Apple Inc.	53,706	9,171,374
Applied Materials Inc.	2,849	377,065
Aptiv PLC(a)	999	87,113
Aramark	846	22,783
Arch Capital Group Ltd.(a)	1,289	111,731
Archer-Daniels-Midland Co.	1,825	130,615
Ares Management Corp., Class A	524	51,661
Arista Networks Inc.(a)	880	176,326
Arrow Electronics Inc.(a)	175	19,847
Arthur J Gallagher & Co.	744	175,205
Aspen Technology Inc.(a)	98	17,420
Assurant Inc.	181	26,951
AT&T Inc.	24,333	374,728
Atlassian Corp., NVS(a)	509	91,946
Atmos Energy Corp.	462	49,739
Autodesk Inc.(a)	731	144,468
Automatic Data Processing Inc.	1,418	309,436
AutoZone Inc.(a)	62	153,582
AvalonBay Communities Inc.	503	83,367
Avantor Inc.(a)	2,349	40,943
Avery Dennison Corp.	269	46,825
Axon Enterprise Inc.(a)	233	47,646
Baker Hughes Co., Class A	3,502	120,539
Ball Corp.	1,076	51,809
Bank of America Corp.	24,500	645,330
Bank of New York Mellon Corp. (The)	2,745	116,662
Bath & Body Works Inc.	808	23,957
Baxter International Inc.	1,720	55,780
Becton Dickinson and Co.	961	242,922
Bentley Systems Inc., Class B	756	36,772
Berkshire Hathaway Inc., Class B(a)	4,415	1,506,972
Best Buy Co. Inc.	672	44,903
Bill.com Holdings Inc.(a)(b)	339	30,947
Biogen Inc.(a)	500	118,770
BioMarin Pharmaceutical Inc.(a)(b)	615	50,092
Bio-Rad Laboratories Inc., Class A(a)	77	21,197
Bio-Techne Corp.	556	30,374
BlackRock Inc.(d)	507	310,426
Blackstone Inc., NVS	2,397	221,363
Block Inc.(a)	1,858	74,784
Boeing Co. (The)(a)	1,957	365,607
Booking Holdings Inc.(a)	126	351,485
Booz Allen Hamilton Holding Corp., Class A	475	56,967
BorgWarner Inc.	733	27,048
Boston Properties Inc.	533	28,553
Boston Scientific Corp.(a)	4,872	249,398
Bristol-Myers Squibb Co.	7,208	371,428
Broadcom Inc.	1,412	1,188,014
Broadridge Financial Solutions Inc.	385	65,696
Brown & Brown Inc.	859	59,632
Brown-Forman Corp., Class B	1,038	58,294
Builders FirstSource Inc.(a)	469	50,896
Bunge Ltd.	500	52,990
Burlington Stores Inc.(a)	231	27,958
Cadence Design Systems Inc.(a)	923	221,382
Caesars Entertainment Inc.(a)	693	27,644
Camden Property Trust	359	30,472
Campbell Soup Co.	645	26,064
Capital One Financial Corp.	1,273	128,942
Cardinal Health Inc.	898	81,718
Security	Shares	Value

United States (continued)
Carlisle Companies Inc.	174	$44,212
Carlyle Group Inc. (The)	723	19,911
CarMax Inc.(a)(b)	539	32,928
Carnival Corp.(a)(b)	3,711	42,528
Carrier Global Corp.	2,808	133,829
Catalent Inc.(a)(b)	577	19,843
Caterpillar Inc.	1,767	399,430
Cboe Global Markets Inc.	356	58,345
CBRE Group Inc., Class A(a)	1,022	70,865
CDW Corp./DE	473	94,789
Celanese Corp., Class A	384	43,972
Centene Corp.(a)	1,893	130,579
CenterPoint Energy Inc.	2,075	55,776
Ceridian HCM Holding Inc.(a)	461	29,509
CF Industries Holdings Inc.	679	54,171
CH Robinson Worldwide Inc.(b)	390	31,914
Charles River Laboratories International Inc.(a)	182	30,642
Charles Schwab Corp. (The)	5,208	271,024
Charter Communications Inc., Class A(a)	336	135,341
Cheniere Energy Inc.	828	137,796
Chesapeake Energy Corp.	427	36,756
Chevron Corp.	6,209	904,838
Chewy Inc., Class A(a)	269	5,200
Chipotle Mexican Grill Inc., Class A(a)	94	182,567
Chubb Ltd.	1,420	304,760
Church & Dwight Co. Inc.	846	76,935
Cigna Group (The)	1,002	309,818
Cincinnati Financial Corp.	538	53,622
Cintas Corp.	308	156,193
Cisco Systems Inc.	13,924	725,858
Citigroup Inc.	6,582	259,923
Citizens Financial Group Inc.	1,746	40,909
Clarivate PLC(a)(b)	1,153	7,356
Cleveland-Cliffs Inc.(a)	1,774	29,768
Clorox Co. (The)	423	49,787
Cloudflare Inc., Class A(a)	876	49,660
CME Group Inc.	1,235	263,623
CMS Energy Corp.	962	52,275
Coca-Cola Co. (The)	14,084	795,605
Cognex Corp.	615	22,134
Cognizant Technology Solutions Corp., Class A	1,767	113,918
Coinbase Global Inc., Class A(a)(b)	558	43,033
Colgate-Palmolive Co.	2,696	202,524
Comcast Corp., Class A	14,129	583,386
Conagra Brands Inc.	1,652	45,199
Confluent Inc., Class A(a)(b)	555	16,045
ConocoPhillips.	4,123	489,812
Consolidated Edison Inc.	1,161	101,924
Constellation Brands Inc., Class A	572	133,934
Constellation Energy Corp.	1,115	125,906
Cooper Companies Inc. (The)	177	55,180
Copart Inc.(a)	2,920	127,078
Corning Inc.	2,767	74,045
Corteva Inc.	2,373	114,236
CoStar Group Inc.(a)	1,380	101,306
Costco Wholesale Corp.	1,511	834,737
Coterra Energy Inc.	2,623	72,132
Crowdstrike Holdings Inc., Class A(a)	759	134,168
Crown Castle Inc.	1,488	138,354
Crown Holdings Inc.	384	30,950
CSX Corp.	6,900	205,965
Cummins Inc.	484	104,689

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CVS Health Corp.	4,411	$304,403
Danaher Corp.	2,381	457,200
Darden Restaurants Inc.	424	61,705
Darling Ingredients Inc.(a)	543	24,049
Datadog Inc., Class A(a)	816	66,480
DaVita Inc.(a)(b)	193	14,905
Deckers Outdoor Corp.(a)	91	54,332
Deere & Co.	959	350,380
Dell Technologies Inc., Class C	962	64,367
Delta Air Lines Inc.	500	15,625
DENTSPLY SIRONA Inc.	692	21,044
Devon Energy Corp.	2,253	104,922
Dexcom Inc.(a)	1,287	114,324
Diamondback Energy Inc.	577	92,505
Dick’s Sporting Goods Inc.	212	22,673
Digital Realty Trust Inc.	1,019	126,723
Discover Financial Services	859	70,507
DocuSign Inc., Class A(a)	623	24,222
Dollar General Corp.	727	86,542
Dollar Tree Inc.(a)	769	85,428
Dominion Energy Inc.	2,927	118,017
Domino’s Pizza Inc.	116	39,323
DoorDash Inc., Class A(a)	881	66,031
Dover Corp.	462	60,037
Dow Inc.	2,457	118,771
DR Horton Inc.	1,043	108,889
DraftKings Inc., Class A (a)	1,409	38,917
Dropbox Inc., Class A(a)	1,000	26,300
DTE Energy Co.	698	67,273
Duke Energy Corp.	2,625	233,336
DuPont de Nemours Inc.	1,548	112,818
Dynatrace Inc.(a)	775	34,650
Eastman Chemical Co.	372	27,800
Eaton Corp. PLC	1,346	279,847
eBay Inc.	1,770	69,437
Ecolab Inc.	888	148,953
Edison International	1,335	84,185
Edwards Lifesciences Corp.(a)	2,032	129,479
Electronic Arts Inc.	880	108,935
Elevance Health Inc.	806	362,773
Eli Lilly & Co.	2,757	1,527,185
Emerson Electric Co.	1,988	176,872
Enphase Energy Inc.(a)(b)	455	36,209
Entegris Inc.	537	47,277
Entergy Corp.	693	66,244
EOG Resources Inc.	2,019	254,899
EPAM Systems Inc.(a)	192	41,773
EQT Corp.	1,308	55,433
Equifax Inc.	423	71,728
Equinix Inc.	324	236,403
Equitable Holdings Inc.	1,171	31,113
Equity LifeStyle Properties Inc.	631	41,520
Equity Residential.	1,223	67,669
Erie Indemnity Co., Class A, NVS	77	21,267
Essential Utilities Inc.	906	30,315
Essex Property Trust Inc.	221	47,276
Estee Lauder Companies Inc. (The), Class A	802	103,354
Etsy Inc.(a)	423	26,353
Everest Re Group Ltd.	144	56,969
Evergy Inc.	808	39,705
Eversource Energy.	1,226	65,947
Exact Sciences Corp.(a)	641	39,479
Security	Shares	Value

United States (continued)
Exelon Corp.	3,343	$130,176
Expedia Group Inc.(a)	499	47,550
Expeditors International of Washington Inc.	513	56,045
Extra Space Storage Inc.	717	74,274
Exxon Mobil Corp.	13,803	1,461,048
F5 Inc.(a)	193	29,257
FactSet Research Systems Inc.	126	54,418
Fair Isaac Corp.(a)	82	69,361
Fastenal Co.	1,977	115,338
FedEx Corp.	806	193,521
Ferguson PLC	683	102,587
Fidelity National Financial Inc.	869	33,969
Fidelity National Information Services Inc.	2,036	99,988
Fifth Third Bancorp.	2,268	53,774
First Citizens BancShares Inc./NC, Class A	39	53,849
First Horizon Corp.	1,816	19,522
First Solar Inc.(a)	325	46,296
FirstEnergy Corp.	1,767	62,905
Fiserv Inc.(a)	2,106	239,557
FleetCor Technologies Inc.(a)	258	58,094
FMC Corp.	456	24,259
Ford Motor Co.	13,743	133,994
Fortinet Inc.(a)(b)	2,290	130,919
Fortive Corp.	1,191	77,748
Fortune Brands Home & Security Inc., NVS	423	23,603
Fox Corp., Class A, NVS	1,038	31,545
Fox Corp., Class B	577	16,104
Franklin Resources Inc.	1,076	24,522
Freeport-McMoRan Inc.	4,859	164,137
Gaming and Leisure Properties Inc.	858	38,945
Garmin Ltd.	538	55,161
Gartner Inc.(a)	270	89,651
GE Healthcare Inc., NVS(a)	1,381	91,933
Gen Digital Inc	2,091	34,836
Generac Holdings Inc.(a)	200	16,814
General Dynamics Corp.	802	193,531
General Electric Co.	3,709	402,909
General Mills Inc.	1,980	129,175
General Motors Co.	4,707	132,737
Genuine Parts Co.	496	63,915
Gilead Sciences Inc.	4,228	332,067
Global Payments Inc.	934	99,209
Globe Life Inc.	308	35,839
GoDaddy Inc., Class A(a)	506	37,054
Goldman Sachs Group Inc. (The)	1,126	341,865
Graco Inc.	572	42,528
Halliburton Co.	2,997	117,902
Hartford Financial Services Group Inc. (The)	1,086	79,767
Hasbro Inc.	462	20,859
HCA Healthcare Inc.	693	156,715
Healthcare Realty Trust Inc., Class A	1,273	18,268
Healthpeak Properties Inc.	1,690	26,280
HEICO Corp.	174	27,563
HEICO Corp., Class A	231	29,367
Henry Schein Inc.(a)	500	32,490
Hershey Co. (The)	506	94,799
Hess Corp.	959	138,480
Hewlett Packard Enterprise Co.	4,543	69,871
HF Sinclair Corp.	550	30,459
Hilton Worldwide Holdings Inc.	922	139,711
Hologic Inc.(a)	846	55,980
Home Depot Inc. (The)	3,436	978,195

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Honeywell International Inc.	2,282	$418,199
Hormel Foods Corp.	1,000	32,550
Host Hotels & Resorts Inc.	2,536	39,257
Howmet Aerospace Inc.	1,384	61,034
HP Inc.	3,016	79,411
Hubbell Inc., Class B	182	49,158
HubSpot Inc.(a)	154	65,261
Humana Inc.	424	222,045
Huntington Bancshares Inc./OH	4,994	48,192
Huntington Ingalls Industries Inc.	154	33,852
Hyatt Hotels Corp., Class A	162	16,595
IDEX Corp.	272	52,064
IDEXX Laboratories Inc.(a)	284	113,449
Illinois Tool Works Inc.	1,040	233,085
Illumina Inc.(a)	536	58,649
Incyte Corp.(a)	616	33,221
Ingersoll Rand Inc.	1,431	86,833
Insulet Corp.(a)	231	30,624
Intel Corp.	14,292	521,658
Intercontinental Exchange Inc.	1,979	212,624
International Business Machines Corp.	3,108	449,541
International Flavors & Fragrances Inc.	846	57,824
International Paper Co.	1,192	40,206
Interpublic Group of Companies Inc. (The)	1,269	36,040
Intuit Inc.	955	472,677
Intuitive Surgical Inc.(a)	1,206	316,237
Invesco Ltd.	1,158	15,019
Invitation Homes Inc.	2,189	64,991
IQVIA Holdings Inc.(a)	614	111,030
Iron Mountain Inc.	961	56,766
Jabil Inc.	444	54,523
Jack Henry & Associates Inc.	230	32,428
Jacobs Solutions Inc., NVS	423	56,386
Jazz Pharmaceuticals PLC(a)	235	29,850
JB Hunt Transport Services Inc.	270	46,405
JM Smucker Co. (The)	385	43,828
Johnson & Johnson	8,221	1,219,503
Johnson Controls International PLC	2,299	112,697
JPMorgan Chase & Co.	9,970	1,386,428
Juniper Networks Inc.	1,162	31,281
Kellogg Co.	884	44,615
Kenvue Inc.	5,171	96,181
Keurig Dr Pepper Inc.	3,111	94,357
KeyCorp.	3,327	34,002
Keysight Technologies Inc.(a)	615	75,061
Kimberly-Clark Corp.	1,153	137,945
Kimco Realty Corp.	2,066	37,064
Kinder Morgan Inc.	6,840	110,808
KKR & Co. Inc.	2,053	113,736
KLA Corp.	464	217,941
Knight-Swift Transportation Holdings Inc.	607	29,676
Kraft Heinz Co. (The)	2,911	91,580
Kroger Co. (The)	2,298	104,260
L3Harris Technologies Inc.	665	119,308
Laboratory Corp. of America Holdings	312	62,316
Lam Research Corp.	460	270,581
Lamb Weston Holdings Inc.	487	43,733
Las Vegas Sands Corp.	1,168	55,433
Lattice Semiconductor Corp.(a)(b)	468	26,025
Lear Corp.	192	24,914
Leidos Holdings Inc.	424	42,027
Lennar Corp., Class A	884	94,305
Security	Shares	Value

United States (continued)
Lennox International Inc.	115	$42,612
Liberty Broadband Corp., Class C (a)	430	35,823
Liberty Global PLC, Class C, NVS(a)	1,038	17,604
Liberty Media Corp.-Liberty Formula One, NVS(a)	692	44,765
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	624	15,319
Linde PLC	1,671	638,589
Live Nation Entertainment Inc.(a)	580	46,412
LKQ Corp.	884	38,825
Lockheed Martin Corp.	778	353,710
Loews Corp.	653	41,799
Lowe’s Companies Inc.	2,010	383,046
LPL Financial Holdings Inc.	271	60,845
Lucid Group Inc.(a)(b)	3,044	12,541
Lululemon Athletica Inc.(a)(b)	400	157,392
LyondellBasell Industries NV, Class A	920	83,021
M&T Bank Corp.	552	62,238
Manhattan Associates Inc.(a)	211	41,141
Marathon Oil Corp.	2,137	58,361
Marathon Petroleum Corp.	1,439	217,649
Markel Group Inc.(a)	46	67,644
MarketAxess Holdings Inc.	127	27,146
Marriott International Inc., Class A	870	164,047
Marsh & McLennan Companies Inc.	1,679	318,422
Martin Marietta Materials Inc.	205	83,833
Marvell Technology Inc.	2,880	135,994
Masco Corp.	769	40,057
Mastercard Inc., Class A	2,886	1,086,146
Match Group Inc.(a)	993	34,358
McCormick & Co. Inc./MD, NVS	884	56,488
McDonald’s Corp.	2,485	651,492
McKesson Corp.	464	211,287
Medtronic PLC	4,581	323,235
MercadoLibre Inc.(a)(b)	154	191,074
Merck & Co. Inc.	8,658	889,177
Meta Platforms Inc, Class A(a)	7,553	2,275,492
MetLife Inc.	2,185	131,122
Mettler-Toledo International Inc.(a)	77	75,860
MGM Resorts International	1,053	36,771
Microchip Technology Inc.	1,883	134,239
Micron Technology Inc.	3,769	252,033
Microsoft Corp.	24,119	8,154,875
Mid-America Apartment Communities Inc.	385	45,488
Moderna Inc.(a)	1,107	84,088
Mohawk Industries Inc.(a)	192	15,433
Molina Healthcare Inc.(a)	192	63,926
Molson Coors Beverage Co., Class B	654	37,782
Mondelez International Inc., Class A	4,614	305,493
MongoDB Inc., Class A(a)(b)	247	85,114
Monolithic Power Systems Inc.	154	68,028
Monster Beverage Corp.(a)	2,614	133,575
Moody’s Corp.	561	172,788
Morgan Stanley	4,314	305,517
Mosaic Co. (The)	1,099	35,696
Motorola Solutions Inc.	577	160,671
MSCI Inc., Class A	274	129,205
Nasdaq Inc.	1,158	57,437
NetApp Inc.	687	50,000
Netflix Inc.(a)	1,522	626,592
Neurocrine Biosciences Inc.(a)	308	34,170
Newmont Corp.	2,831	106,078
Newmont Corp., NVS(a)	1,159	44,406
News Corp., Class A, NVS	1,307	27,029

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
NextEra Energy Inc.	6,958	$405,651
Nike Inc., Class B	4,221	433,792
NiSource Inc.	1,269	31,928
Nordson Corp.	158	33,589
Norfolk Southern Corp.	768	146,527
Northern Trust Corp.	663	43,698
Northrop Grumman Corp.	492	231,944
NRG Energy Inc.	847	35,896
Nucor Corp.	864	127,691
Nvidia Corp.	8,434	3,439,385
NVR Inc.(a)	11	59,539
NXP Semiconductors NV	884	152,428
Occidental Petroleum Corp.	2,265	140,000
Okta Inc.(a)	496	33,435
Old Dominion Freight Line Inc.	335	126,181
Omnicom Group Inc.	652	48,841
ON Semiconductor Corp.(a)	1,500	93,960
ONEOK Inc.	1,978	128,966
Oracle Corp.	5,535	572,319
O’Reilly Automotive Inc.(a)	205	190,740
Otis Worldwide Corp.	1,422	109,793
Ovintiv Inc.	860	41,280
Owens Corning	296	33,558
PACCAR Inc.	1,788	147,564
Packaging Corp. of America	307	46,986
Palantir Technologies Inc., Class A(a)	6,117	90,532
Palo Alto Networks Inc.(a)(b)	1,053	255,900
Paramount Global, Class B, NVS	1,646	17,908
Parker-Hannifin Corp.	443	163,427
Paychex Inc.	1,114	123,710
Paycom Software Inc.	191	46,789
Paylocity Holding Corp.(a)	140	25,116
PayPal Holdings Inc.(a)	3,587	185,807
Pentair PLC	577	33,535
PepsiCo Inc.	4,710	769,049
Pfizer Inc.	19,343	591,122
PG&E Corp.(a)	6,533	106,488
Philip Morris International Inc.	5,322	474,510
Phillips 66	1,554	177,265
Pinterest Inc., Class A(a)	2,095	62,599
Pioneer Natural Resources Co.	799	190,961
PNC Financial Services Group Inc. (The)	1,369	156,709
Pool Corp.	132	41,682
PPG Industries Inc.	808	99,198
PPL Corp.	2,460	60,442
Principal Financial Group Inc.	782	52,926
Procter & Gamble Co. (The)	8,048	1,207,441
Progressive Corp. (The)	1,990	314,599
Prologis Inc.	3,193	321,695
Prudential Financial Inc.	1,262	115,397
PTC Inc.(a)	384	53,921
Public Service Enterprise Group Inc.	1,729	106,593
Public Storage	536	127,949
PulteGroup Inc.	737	54,236
Qorvo Inc.(a)	313	27,362
Qualcomm Inc.	3,820	416,342
Quanta Services Inc.	486	81,220
Quest Diagnostics Inc.	364	47,356
Raymond James Financial Inc.	653	62,322
Raytheon Technologies Corp.	5,007	407,520
Realty Income Corp.	2,281	108,074
Regency Centers Corp.	539	32,480
Security	Shares	Value

United States (continued)
Regeneron Pharmaceuticals Inc.(a)	371	$289,339
Regions Financial Corp.	2,991	43,459
Reliance Steel & Aluminum Co.	199	50,622
Repligen Corp.(a)	178	23,952
Republic Services Inc., Class A	764	113,446
ResMed Inc.	500	70,610
Revvity Inc.	457	37,862
Rivian Automotive Inc., Class A(a)(b)	2,188	35,489
Robert Half International Inc.	384	28,712
Robinhood Markets Inc., Class A(a)	1,444	13,198
ROBLOX Corp., Class A(a)	1,418	45,107
Rockwell Automation Inc.	385	101,182
Roku Inc.(a)(b)	385	22,934
Rollins Inc.	1,042	39,190
Roper Technologies Inc.	366	178,817
Ross Stores Inc.	1,161	134,641
Royal Caribbean Cruises Ltd.(a)	769	65,157
Royalty Pharma PLC, Class A	1,404	37,725
RPM International Inc.	461	42,075
S&P Global Inc.	1,117	390,179
Salesforce Inc.(a)	3,334	669,567
SBA Communications Corp., Class A	358	74,690
Schlumberger NV	4,891	272,233
Seagate Technology Holdings PLC	618	42,179
Seagen Inc.(a)	494	105,128
Sealed Air Corp.	539	16,596
SEI Investments Co.	459	24,630
Sempra Energy	2,149	150,494
Sensata Technologies Holding PLC	577	18,395
ServiceNow Inc.(a)	701	407,877
Sherwin-Williams Co. (The)	841	200,335
Simon Property Group Inc.	1,136	124,835
Sirius XM Holdings Inc.(b)	2,469	10,567
Skyworks Solutions Inc.	577	50,049
Snap Inc., Class A, NVS(a)(b)	3,574	35,776
Snap-on Inc.	194	50,040
Snowflake Inc., Class A(a)	886	128,585
SolarEdge Technologies Inc.(a)(b)	193	14,658
Southern Co. (The)	3,688	248,202
Southwest Airlines Co.	538	11,960
Splunk Inc.(a)	515	75,787
SS&C Technologies Holdings Inc.	769	38,642
Stanley Black & Decker Inc.	539	45,842
Starbucks Corp.	3,901	359,828
State Street Corp.	1,133	73,226
Steel Dynamics Inc.	537	57,196
STERIS PLC	346	72,653
Stryker Corp.	1,177	318,049
Sun Communities Inc.	396	44,051
Super Micro Computer Inc.(a)	160	38,315
Synchrony Financial	1,498	42,019
Synopsys Inc.(a)	523	245,517
Sysco Corp.	1,687	112,169
T Rowe Price Group Inc.	769	69,594
Take-Two Interactive Software Inc.(a)	551	73,696
Targa Resources Corp.	733	61,286
Target Corp.	1,608	178,150
TE Connectivity Ltd.	1,076	126,807
Teledyne Technologies Inc.(a)	154	57,687
Teleflex Inc.(b)	154	28,452
Teradyne Inc.	552	45,965
Tesla Inc.(a)	9,740	1,956,182

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Texas Instruments Inc.	3,088	$438,527
Texas Pacific Land Corp.	21	38,765
Textron Inc.	682	51,832
Thermo Fisher Scientific Inc.	1,313	583,983
TJX Companies Inc. (The)	3,924	345,587
T-Mobile U.S. Inc.(a)	1,831	263,408
Toast Inc., Class A(a)	1,215	19,428
Toro Co. (The)	351	28,375
Tractor Supply Co.	385	74,136
Trade Desk Inc. (The), Class A(a)	1,535	108,924
Tradeweb Markets Inc., Class A	384	34,564
Trane Technologies PLC	764	145,397
TransDigm Group Inc.(a)	186	154,025
TransUnion	615	26,986
Travelers Companies Inc. (The)	798	133,617
Trimble Inc.(a)	884	41,663
Truist Financial Corp.	4,685	132,867
Twilio Inc., Class A(a)	591	30,295
Tyler Technologies Inc.(a)	151	56,308
Tyson Foods Inc., Class A	941	43,615
U.S. Bancorp.	5,167	164,724
Uber Technologies Inc.(a)	6,163	266,735
UDR Inc.	1,084	34,482
UiPath Inc., Class A(a)	1,211	18,807
Ulta Beauty Inc.(a)	162	61,772
Union Pacific Corp.	2,076	430,998
United Parcel Service Inc., Class B	2,483	350,724
United Rentals Inc.	230	93,442
United Therapeutics Corp.(a)	156	34,766
UnitedHealth Group Inc.	3,172	1,698,796
Unity Software Inc.(a)(b)	703	17,835
Universal Health Services Inc., Class B	230	28,955
Vail Resorts Inc.	150	31,838
Valero Energy Corp.	1,231	156,337
Veeva Systems Inc., Class A(a)	499	96,162
Ventas Inc.	1,399	59,402
Veralto Corp.(a)	793	54,717
VeriSign Inc.(a)	311	62,094
Verisk Analytics Inc., Class A	493	112,088
Verizon Communications Inc.	14,409	506,188
Vertex Pharmaceuticals Inc.(a)	871	315,398
VF Corp.	1,154	16,998
Viatris Inc.	4,151	36,944
VICI Properties Inc., Class A	3,527	98,403
Visa Inc., Class A	5,533	1,300,808
Vistra Corp.	1,144	37,432
VMware Inc., Class A(a)	797	116,083
Vulcan Materials Co.	461	90,582
W R Berkley Corp.	693	46,722
Walgreens Boots Alliance Inc.	2,459	51,836
Walmart Inc.	5,037	823,096
Walt Disney Co. (The)(a)	6,238	508,958
Warner Bros. Discovery Inc.(a)(b)	8,006	79,580
Waste Management Inc.	1,369	224,968
Waters Corp.(a)(b)	204	48,660
Watsco Inc.	116	40,471
Webster Financial Corp.	602	22,858
WEC Energy Group Inc.	1,077	87,657
Wells Fargo & Co.	12,595	500,903
Welltower Inc.	1,699	142,053
West Pharmaceutical Services Inc.	260	82,755
Western Digital Corp.(a)	1,076	43,201
Security	Shares	Value

United States (continued)
Westinghouse Air Brake Technologies Corp.	619	$65,626
Westlake Corp.	130	14,997
Westrock Co.	884	31,762
Weyerhaeuser Co.	2,575	73,877
Whirlpool Corp.	192	20,076
Williams Companies Inc. (The)	4,112	141,453
Willis Towers Watson PLC	362	85,392
Wolfspeed Inc.(a)	420	14,213
Workday Inc., Class A(a)	692	146,503
WP Carey Inc.	704	37,770
WW Grainger Inc.	154	112,394
Wynn Resorts Ltd.	326	28,616
Xcel Energy Inc.	1,895	112,317
Xylem Inc./NY	778	72,774
Yum! Brands Inc.	937	113,246
Zebra Technologies Corp., Class A(a)	166	34,765
Zillow Group Inc., Class C (a)(b)	500	18,125
Zimmer Biomet Holdings Inc.	692	72,252
Zoetis Inc.	1,573	246,961
Zoom Video Communications Inc., Class A(a)	769	46,125
ZoomInfo Technologies Inc., Class A(a)	948	12,286
Zscaler Inc.(a)	312	49,511
		126,222,018
Total Common Stocks — 99.7%
(Cost: $198,909,503)		169,148,092

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	193	16,411
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	383	33,568
Henkel AG & Co. KGaA, Preference Shares, NVS	615	44,363
Porsche Automobil Holding SE, Preference Shares, NVS	538	24,080
Sartorius AG, Preference Shares, NVS(b)	88	22,056
Volkswagen AG, Preference Shares, NVS	698	74,023
		214,501

Total Preferred Stocks — 0.1%
(Cost: $404,465)		214,501

Warrants

Canada — 0.0%
Constellation Software Inc., Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(e)	72	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.8%
(Cost: $199,313,968)		169,362,593

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(f)(g)	1,687,868	1,688,543

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(f)	150,000	$150,000

Total Short-Term Securities — 1.1%
(Cost: $1,837,588)		1,838,543

Total Investments — 100.9%
(Cost: $201,151,556)		171,201,136

Liabilities in Excess of Other Assets — (0.9)%		(1,465,262)

Net Assets — 100.0%		$169,735,874

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,208,523	$—	$(520,149	)(a)	$59	$110	$1,688,543	1,687,868	$1,557	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	280,000	—	(130,000	)(a)	—	—	150,000	150,000	3,378		—
BlackRock Inc.	403,412	—	(24,825)		(4,653)	(63,508)	310,426	507	2,730		—
					$(4,594)	$(63,398)	$2,148,969		$7,665		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	3	12/15/23	$129	$(785)
S&P 500 E-Mini Index	1	12/15/23	211	(2,590)
				$(3,375)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$132,563,404	$36,584,688	$—	$169,148,092
Preferred Stocks	—	214,501	—	214,501
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,838,543	—	—	1,838,543
	$134,401,947	$36,799,189	$—	$171,201,136
Derivative Financial Instruments(a)
Liabilities
Equity Contracts.	$(2,590)	$(785)	$—	$(3,375)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust